10-Q STOCK-BASED COMPENSATION - CEO Restriction Agreement (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 21, 2023	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based awards vesting period			3 years
CEO Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)	4,569,922
Unamortized stock-based compensation expense for unvested stock		$ 32,085,422	$ 36,669,054
Unamortized stock-based compensation expense weighted-average remaining contractual life		1 year 9 months 18 days	2 years
CEO Restricted Stock | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Stock-based awards vesting period	25 months
CEO Restricted Stock | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Stock-based awards vesting period	30 months